Income Taxes - Schedule of Reconciliation of Provision for Income Tax Expenses Computed at Statutory Federal Income Tax Rate to Income Taxes (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Statutory tax rate	21.00%	21.00%
State tax expense, net of federal benefit	5.70%	4.00%
Executive compensation	(1.10%)
Non-deductible fair value adjustment	(0.50%)	(7.50%)
Other non-deductible expenses		(0.10%)
Tax credits	2.60%	1.30%
Other	0.20%
Valuation allowance	(27.90%)	(18.70%)
Effective tax rate	0.00%	0.00%